NATURE AND CONTINUANCE OF OPERATIONS (Details) - CAD ($)	Aug. 09, 2018	Nov. 30, 2018	Nov. 30, 2017
Statements Line Items
Accumulated deficit		$ (10,860,401)	$ (3,322,652)
Leading Brands Inc. ("LBIX")
Statements Line Items
Number of common share issued	1,848,980
Number of common shares outstanding	1,848,980
Conversion price per share	$ 0.5741
Accumulated deficit	$ 4,277,319
Liquid Media Group (Canada) Ltd. ("Liquid Canada")
Statements Line Items
Issuance of common stock	1,288,497
Percentage of common shares issued and outstanding	69.69%